Equity Incentive Schemes and Stock Compensation Charges - Summary of RSU and PSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares)	251,053
Granted (in shares)	60,182
Shares vested (in shares)	(118,611)
Forfeited (in shares)	(16,635)
Outstanding at ending of period (in shares)	175,989	251,053
Weighted Average Fair Value
Outstanding at beginning of period (usd per share)	$ 85.95
Granted (usd per share)	140.13
Shares vested (usd per share)	71.45
Forfeited (usd per share)	91.94
Outstanding at end of period (usd per share)	$ 110.79	$ 85.95
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 14 days	29 days
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares)	534,677
Granted (in shares)	160,237
Shares vested (in shares)	(238,960)
Forfeited (in shares)	(66,054)
Outstanding at ending of period (in shares)	389,900	534,677
Weighted Average Fair Value
Outstanding at beginning of period (usd per share)	$ 89.50
Granted (usd per share)	138.33
Shares vested (usd per share)	69.19
Forfeited (usd per share)	107.03
Outstanding at end of period (usd per share)	$ 119.07	$ 89.50
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 5 months 4 days	1 year 2 months 19 days